LEASE (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
SCHEDULE OF OPERATING LEASES

The balances for the operating leases where the Company is the lessee are presented within the balance sheets as follows:

	As of	As of
	March 31, 2025	March 31, 2024
Operating leases:
Operating lease right-of-use assets	$37,999	$32,535

Operating lease liabilities, current	$38,109	$23,097
Operating lease liabilities, noncurrent	-	9,813
Total operating lease liabilities	$38,109	$32,910

Weighted average remaining lease term (in years)	0.43	1.42
Weighted average discount rate (%)	3.63%	3.63%

SCHEDULE OF LEASES EXPENSES

The components of lease expenses for the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the years ended March 31,
	2025	2024	2023
Operating lease cost	$73,351	$23,468	$23,013
Cost of other leases with period less than one year and variable lease costs	6,664	-	-

	$80,015	$23,468	$23,013

SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases for the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the years ended March 31,
Cash paid for amounts included in the measurement of lease liabilities:	2025	2024	2023
Operating cash flows from operating leases	$80,015	$23,468	$23,013
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligation:	$63,352	$45,680	$31,689

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

As of March 31, 2025, the maturities of operating lease liabilities (excluding short-term lease) are as follows:

For the year ending March 31,	Operating Lease
2025	$38,566
Total lease payments	38,566
Less: Imputed interest	(457)
Present value of lease liabilities	$38,109
Less: current portion	(38,109)

As of March 31, 2024, the maturities of operating lease liabilities (excluding short-term lease) are as follows:

For the year ending March 31,	Operating Lease
2025	$23,926
2026	9,880
Total lease payments	33,806
Less: Imputed interest	(896)
Present value of lease liabilities	$32,910
Less: current portion	(23,097)
Lease obligations, noncurrent	$9,813